A C Inst Inst2 Inst3 R and S Shares [Member] Average Annual Total Returns - A, C, Inst, Inst2, Inst3, R and S Shares	3 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended	166 Months Ended	171 Months Ended	186 Months Ended	265 Months Ended	314 Months Ended	409 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.36%	18.96%	16.78%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	14.28%	12.87%
C000032910 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.95%	15.80%	14.27%
Performance Inception Date									Nov. 01, 1998
C000032910 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.41%	14.09%	12.52%
Performance Inception Date									Nov. 01, 1998
C000032910 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.35%	12.34%	11.33%
Performance Inception Date									Nov. 01, 1998
C000032912 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		29.54%	16.30%	14.09%
Performance Inception Date								Nov. 18, 2002
C000032915 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.87%	17.47%	15.24%
Performance Inception Date										Dec. 14, 1990
C000078989 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.94%	17.56%	15.36%
Performance Inception Date							Jul. 15, 2009
C000094688 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.20%	16.89%	14.66%
Performance Inception Date						Sep. 27, 2010
C000094690 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.88%	17.50%	15.30%
Performance Inception Date					Mar. 07, 2011
C000253720 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.87%	17.47%	15.24%
Performance Inception Date	Oct. 02, 2024